UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number:	811-08943

Legg Mason Light Street Trust, Inc.

Name of Registrant:

100 Light Street, Baltimore, MD 21202
Address of Principal Executive Offices:

Richard M. Wachterman, Esq.

Legg Mason & Co., LLC

100 Light Street

Baltimore, MD 21202

Name and address of agent for service:

Registrant’s telephone number, including area code: (410) 539-0000

Date of fiscal year-end: March 31, 2009

Date of reporting period: September 30, 2008

Item 1.	Report to Shareholders.

Semi-Annual Report to Shareholders	1

To Our Shareholders,

We are pleased to provide you with Legg Mason Classic Valuation Fund’s semi-annual report for the six-months ended September 30, 2008.

Total returns for various periods ended September 30, 2008 are:

	Total Returns
	6 Months	12 Months
Classic Valuation Fund:
Primary Class	–16.07%	–28.23%
Institutional Class	–15.67%	–27.47%
S&P 500 Stock Composite IndexA	–10.87%	–21.98%

The performance data quoted represent past performance and do not guarantee future results. The performance stated may have been due to extraordinary market conditions, which may not be duplicated in the future. Current performance may be lower or higher than the performance data quoted. To obtain the most recent month-end performance information for the Primary Class please visit www.leggmason.com/individualinvestors. For the Institutional Class please visit www.lminstitutionalfunds.com. The investment return and principal value of the Fund will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than the original cost. Calculations assume reinvestment of dividends and capital gain distributions. Performance would have been lower if fees had not been waived in various periods. Performance figures for periods shorter than one year represent cumulative figures and are not annualized.

The market environment of the past six months has been among the most challenging seen by equity investors for generations. Concerns about our global financial system and the health of the global economy have negatively affected virtually all asset classes, including, of course, U.S. equities.

We understand the concerns created by market turmoil and declining prices. While no one can predict with certainty when the current crisis will end, we are heartened by the recent actions of the U.S. government to support and repair our financial system.

We continue to believe in the resiliency of the U.S. economy. We believe that turmoil and downturn will eventually be followed by recovery and appreciation. And we believe in the long term potential of our equity markets to provide rewards to patient investors. We remain committed to helping you, our shareholders, build wealth over the long term.

A

A market capitalization-weighted index, composed of 500 widely held common stocks that is generally considered representative of the U.S. stock market. Although it is not possible to invest directly in an index, it is possible to purchase investment vehicles designed to track the performance of certain indices.

2	Semi-Annual Report to Shareholders

Information about the Fund’s performance over longer periods of time is shown in the Performance Information section within this report. For more information about the differences between the Fund share classes included in this report, contact your financial advisor.

Many Primary Class shareholders invest regularly in Fund shares on a dollar cost averaging basis. Most do so by authorizing automatic, monthly transfers of $50 or more from their bank checking or brokerage accounts. Dollar cost averaging is a convenient and sensible way to invest, as it encourages continued purchases over time regardless of fluctuating price levels. Of course, it does not ensure a profit nor protect against declines in the value of your investment. Your financial advisor will be happy to help you establish a dollar cost averaging account should you wish to do so.

On behalf of the Board and the entire team at Legg Mason, we appreciate your support.

Sincerely,

John F. Curley, Jr.	Mark R. Fetting
Chairman	President

November 4, 2008

Semi-Annual Report to Shareholders	3

Expense Example

Legg Mason Classic Valuation Fund

As a shareholder of the Fund, you incur ongoing costs, including management fees, distribution and service (12b-1) fees on Primary Class shares, and other Fund expenses. These examples are intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. These examples are based on an investment of $1,000 invested on April 1, 2008, and held through September 30, 2008. The ending value assumes dividends were reinvested at the time they were paid.

Actual Expenses

The first line for each class in the table below provides information about actual account values and actual expenses for each class. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During the Period” to estimate the expenses you paid on your account if your shares were held through the entire period.

Hypothetical Example for Comparison Purposes

The second line for each class in the table below provides information about hypothetical account values and hypothetical expenses based on the relevant class’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the class’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare these 5% hypothetical examples with the 5% hypothetical examples for the relevant class that appear in the shareholder reports of other funds.

	Beginning Account Value 4/1/08	Ending Account Value 9/30/08	Expenses PaidA During the Period 4/1/08 to 9/30/08
Primary Class:
Actual	$1,000.00	$839.30	$8.99
Hypothetical (5% return before expenses)	1,000.00	1,015.25	9.85
Institutional Class:
Actual	$1,000.00	$843.30	$4.39
Hypothetical (5% return before expenses)	1,000.00	1,020.31	4.81

A

These calculations are based on expenses incurred in the most recent fiscal half-year. The dollar amounts shown as “Expenses Paid” are equal to the annualized expense ratios of 1.95% and 0.95% for the Primary Class and Institutional Class respectively, multiplied by the average values over the period, multiplied by the number of days in the most recent fiscal half-year (183), and divided by 365.

4	Semi-Annual Report to Shareholders

Performance Information

Legg Mason Classic Valuation Fund

The graphs on the following pages compare the Fund’s total returns to those of the S&P 500 Stock Composite Index. The graphs illustrate the cumulative total return of an initial $10,000 investment in the Primary Class and an initial $1,000,000 investment in the Institutional Class, for the periods indicated. The lines for the Fund represent the total return after deducting all Fund investment management and other administrative expenses and the transaction costs of buying and selling securities. The lines representing the securities market index do not take into account any transaction costs associated with buying and selling portfolio securities in the index or other administrative expenses.

Total return measures investment performance in terms of appreciation or depreciation in a fund’s net asset value per share, plus dividends and any capital gain distributions. Both the Fund’s results and the index’s results assume reinvestment of all dividends and distributions at the time they were paid. Average annual returns tend to smooth out variations in a fund’s return, so that they differ from actual year-to-year results.

Semi-Annual Report to Shareholders	5

Growth of a $10,000 Investment — Primary Class

Periods Ended September 30, 2008

	Cumulative Total Return	Average Annual Total Return
One Year	–28.23%	–28.23%
Five Years	+15.89%	+2.99%
Life of Class*	+21.40%	+2.20%

*	Inception date: November 8, 1999

The performance data quoted represent past performance and do not guarantee future results. The performance stated may have been due to extraordinary market conditions, which may not be duplicated in the future. Current performance may be lower or higher than the performance data quoted. To obtain the most recent month-end performance information for the Primary Class please visit www.leggmason.com/ individual investors. The investment return and principal value of the Fund will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than the original cost. Calculations assume reinvestment of dividends and capital gain distributions. Performance would have been lower if fees had not been waived in various periods.

The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.

A	Index returns are for periods beginning October 31, 1999.

6	Semi-Annual Report to Shareholders

Performance Information — Continued

Growth of a $1,000,000 Investment — Institutional Class

Periods Ended September 30, 2008

	Cumulative Total Return	Average Annual Total Return
One Year	–27.47%	–27.47%
Five Years	+21.93%	+4.04%
Life of Class*	+6.65%	+0.90%

*	Inception date: July 13, 2001

The performance data quoted represent past performance and do not guarantee future results. The performance stated may have been due to extraordinary market conditions, which may not be duplicated in the future. Current performance may be lower or higher than the performance data quoted. To obtain the most recent month-end performance information for the Institutional Class please visit www.lminstitutio-nalfunds.com. The investment return and principal value of the Fund will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than the original cost. Calculations assume reinvestment of dividends and capital gain distributions. Performance would have been lower if fees had not been waived in various periods.

The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.

B	Index returns are for periods beginning June 30, 2001.

Semi-Annual Report to Shareholders	7

Portfolio Composition (as of September 30, 2008)C

(As a percentage of the portfolio)

Top 10 Holdings (as of September 30, 2008)

Security	% of Net Assets
Wal-Mart Stores Inc.	5.9%
Tidewater Inc.	4.2%
J.P. Morgan Chase and Co.	4.1%
Toyota Motor Corp. – ADR	3.9%
Marsh and McLennan Cos. Inc.	3.7%
Comcast Corp. – Class A	3.7%
Seagate Technology	3.7%
General Electric Co.	3.6%
Axis Capital Holdings Ltd.	3.1%
Southwest Airlines Co.	3.0%

C	The Fund is actively managed. As a result, the composition of its portfolio holdings and sectors is subject to change at any time.

8	Semi-Annual Report to Shareholders

Performance Information — Continued

Selected Portfolio PerformanceD

Strongest performers for the quarter ended September 30, 2008E
1. Bank of America Corp.	+49.5%
2. J.P. Morgan Chase and Co.	+37.6%
3. Amgen Inc.	+25.7%
4. Citigroup Inc.	+24.5%
5. Marsh and McLennan Cos. Inc.	+20.5%
6. Dean Foods Co.	+19.1%
7. Kohl’s Corp.	+15.1%
8. Southwest Airlines Co.	+11.3%
9. Johnson and Johnson	+8.4%
10. Pfizer Inc.	+7.3%

Weakest performers for the quarter ended September 30, 2008E
1. Conseco Inc.	–64.5%
2. Dynegy Inc.	–58.1%
3. Arch Coal Inc.	–56.1%
4. The Williams Cos. Inc.	–41.1%
5. Alcoa Inc.	–36.3%
6. Seagate Technology	–36.1%
7. Transocean Inc.	–27.9%
8. The Goldman Sachs Group Inc.	–26.7%
9. Newmont Mining Corp.	–25.5%
10. Dell Inc.	–24.7%

Portfolio Changes

Securities added during the quarter	Securities sold during the quarter
The Chubb Corp.	American International Group Inc.
General Electric Co.	Applied Materials Inc.
Nabors Industries Ltd.	Del Monte Foods Co.
Fannie Mae
Morgan Stanley
Wachovia Corp.

D	Individual security performance is measured by the change in the security’s price; for stocks, dividends are assumed to be reinvested at the time they were paid.
E	Securities held for the entire quarter.

Semi-Annual Report to Shareholders	9

Portfolio of Investments

Legg Mason Classic Valuation Fund

September 30, 2008 (Unaudited)

	Shares/Par	Value
Common Stocks and Equity Interests — 100.1%

Consumer Discretionary — 12.4%
Automobiles — 3.9%
Toyota Motor Corp. – ADR	22,800	$1,956,240

Media — 6.7%
Comcast Corp. – Class A	95,000	1,864,850
The Walt Disney Co.	16,000	491,040
Time Warner Inc.	78,400	1,027,824

		3,383,714

Multiline Retail — 1.8%
Kohl’s Corp.	19,000	875,520	A

Consumer Staples — 10.9%
Food and Staples Retailing — 7.9%
Safeway Inc.	40,800	967,776
Wal-Mart Stores Inc.	49,500	2,964,555

		3,932,331

Food Products — 3.0%
Dean Foods Co.	28,600	668,096	A
Smithfield Foods Inc.	53,800	854,344	A

		1,522,440

Energy — 14.4%
Energy Equipment and Services — 7.5%
Nabors Industries Ltd.	34,000	847,280	A
Tidewater Inc.	37,700	2,087,072
Transocean Inc.	7,504	824,239	A

		3,758,591

Oil, Gas and Consumable Fuels — 6.9%
Arch Coal Inc.	15,600	513,084
ConocoPhillips	18,844	1,380,323

10	Semi-Annual Report to Shareholders

Portfolio of Investments — Continued

Legg Mason Classic Valuation Fund — Continued

	Shares/Par	Value
Energy — Continued
Exxon Mobil Corp.	18,900	$1,467,774
The Williams Cos. Inc.	3,900	92,235

		3,453,416

Financials — 22.6%
Capital Markets — 4.9%
Merrill Lynch and Co. Inc.	54,800	1,386,440
The Goldman Sachs Group Inc.	8,500	1,088,000

		2,474,440

Consumer Finance — 0.7%
Discover Financial Services	26,100	360,702

Diversified Financial Services — 7.9%
Bank of America Corp.	18,500	647,500
Citigroup Inc.	61,000	1,251,110
J.P. Morgan Chase and Co.	44,200	2,064,140

		3,962,750

Insurance — 9.1%
Axis Capital Holdings Ltd.	49,700	1,575,987
Conseco Inc.	87,600	308,352	A
Marsh and McLennan Cos. Inc.	59,100	1,877,016
The Chubb Corp.	14,800	812,520

		4,573,875

Health Care — 12.3%
Biotechnology — 2.3%
Amgen Inc.	19,100	1,132,057	A

Health Care Equipment and Supplies — 2.3%
Boston Scientific Corp.	95,200	1,168,104	A

Health Care Providers and Services — 1.8%
Tenet Healthcare Corp.	164,100	910,755	A

Semi-Annual Report to Shareholders	11

	Shares/Par	Value
Health Care — Continued
Pharmaceuticals — 5.9%
Bristol-Myers Squibb Co.	44,200	$921,570
Johnson and Johnson	11,700	810,576
Pfizer Inc.	67,200	1,239,168

		2,971,314

Industrials — 8.6%
Aerospace and Defense — 2.1%
The Boeing Co.	18,100	1,038,035

Airlines — 2.9%
Southwest Airlines Co.	102,300	1,484,373

Industrial Conglomerates — 3.6%
General Electric Co.	71,100	1,813,050

Information Technology — 11.6%
Communications Equipment — 2.5%
Nokia Oyj – ADR	67,500	1,258,875

Computers and Peripherals — 6.9%
Dell Inc.	50,200	827,296	A
International Business Machines Corp.	6,800	795,328
Seagate Technology	151,300	1,833,756

		3,456,380

Semiconductors and Semiconductor Equipment — 2.2%
Intel Corp.	59,100	1,106,943

12	Semi-Annual Report to Shareholders

Portfolio of Investments — Continued

Legg Mason Classic Valuation Fund — Continued

	Shares/Par	Value
Materials — 6.9%
Chemicals — 3.3%
E.I. du Pont de Nemours and Co.	21,300	$858,390
The Dow Chemical Co.	25,300	804,034

		1,662,424

Metals and Mining — 3.6%
Alcoa Inc.	46,200	1,043,196
Newmont Mining Corp.	19,500	755,820

		1,799,016

Utilities — 0.4%
Independent Power Producers and Energy Traders — 0.4%
Dynegy Inc.	54,822	196,263	A

Total Common Stocks and Equity Interests
(Cost — $56,593,213)		50,251,608

Repurchase Agreement — 0.6%
J.P. Morgan Chase and Co.
1.00%, dated 9/30/08, to be repurchased at $293,790 on 10/1/08 (Collateral: $305,000 Federal Home Loan Bank note, 2.817%, due 9/10/09, value $304,715)	293,782	293,782

Total Repurchase Agreement
(Cost — $293,782)		293,782

Total Investments — 100.7%
(Cost — $56,886,995)		50,545,390
Other Assets Less Liabilities — (0.7)%		(368,267)

Net Assets — 100.0%		$50,177,123

A	Non-income producing.

Aggregate cost for federal income tax purposes is substantially the same as book cost. At September 30, 2008, the aggregate gross unrealized appreciation and depreciation of investments for federal income tax purposes were substantially as follows:

Gross unrealized appreciation	$3,399,576

Gross unrealized depreciation	(9,741,181)

Net unrealized depreciation	$(6,341,605)

ADR — American Depository Receipt

See notes to financial statements.

Semi-Annual Report to Shareholders	13

Statement of Assets and Liabilities

Legg Mason Classic Valuation Fund

September 30, 2008 (Unaudited)

Assets:
Investment securities at market value (Cost – $56,593,213)		$50,251,608
Short-term securities at value (Cost – $293,782)		293,782
Cash		293,782
Receivable for securities sold		628,157
Receivable for fund shares sold		50,132
Dividends and interest receivable		46,814

Total assets		51,564,275
Liabilities:
Payable for securities purchased	$804,710
Payable for fund shares repurchased	418,716
Accrued management fee	22,555
Accrued distribution fees	37,352
Accrued expenses	103,819

Total liabilities		1,387,152

Net Assets		$50,177,123

Net assets consist of:
Accumulated paid-in-capital		$64,067,720
Accumulated net investment loss		(66,798)
Accumulated net realized loss on investments		(7,482,194)
Net unrealized depreciation on investments		(6,341,605)

Net Assets		$50,177,123

Net Asset Value Per Share:
Primary Class (5,002,033 shares outstanding)		$9.29

Institutional Class (363,189 shares outstanding)		$10.17

See notes to financial statements.

14	Semi-Annual Report to Shareholders

Statement of Operations

Legg Mason Classic Valuation Fund

Six Months Ended September 30, 2008 (Unaudited)

Investment Income:
Dividends	$678,826
Interest	5,346
Less: Foreign taxes withheld	(9,612)

Total income		$674,560
Expenses:
Management fees	246,044
Distribution fees:
Primary Class	304,486
Audit and legal fees	21,750
Custodian fees	15,659
Directors’ fees and expenses	22,185
Registration fees	16,130
Reports to shareholders	39,800
Transfer agent and shareholder servicing expense:
Primary Class	22,432
Institutional Class	5,967
Other expenses	14,016

	708,469
Less: Fees waived	(92,285)
Compensating balance credits	(33)

Net expenses		616,151

Net Investment Income		58,409
Net Realized and Unrealized Loss on Investments:
Net realized loss on investments	(6,745,951)
Change in unrealized depreciation of investments	(3,175,974)

Net Realized and Unrealized Loss on Investments		(9,921,925)

Change in Net Assets Resulting From Operations		$(9,863,516)

See notes to financial statements.

Semi-Annual Report to Shareholders	15

Statement of Changes in Net Assets

Legg Mason Classic Valuation Fund

	For the Six Months Ended September 30, 2008	For the Year Ended March 31, 2008
	(Unaudited)
Change in Net Assets:
Net investment income (loss)	$58,409	$(80,519)
Net realized gain/(loss)	(6,745,951)	10,430,269
Change in unrealized appreciation/(depreciation)	(3,175,974)	(19,384,243)

Change in net assets resulting from operations	(9,863,516)	(9,034,493)
Distributions to shareholders from:
Net realized gain on investments:
Primary Class	(3,582,463)	(11,445,659)
Institutional Class	(254,675)	(593,873)
Change in net assets from fund share transactions:
Primary Class	(5,383,983)	(7,426,162)
Institutional Class	23,686	1,481,381

Change in net assets	(19,060,951)	(27,018,806)
Net Assets:
Beginning of period	69,238,074	96,256,880

End of period	$50,177,123	$69,238,074

Accumulated net investment loss	$(66,798)	$(125,206)

See notes to financial statements.

16	Semi-Annual Report to Shareholders

Financial Highlights

Legg Mason Classic Valuation Fund

For a share of each class of capital stock outstanding:

Primary Class:

	Six Months Ended September 30, 2008		Year Ended March 31, 2008		Period Ended March 31, 2007A		Years Ended October 31,
							2006	2005	2004	2003
	(Unaudited)
Net asset value, beginning of period	$11.73		$15.06		$15.28		$13.11	$11.43	$10.99	$8.42

Investment operations:
Net investment income/(loss)	.01	B	(.02	)B	(.02	)B	(.06)	(.04)	(.09)	(.02)
Net realized and unrealized gain/(loss)	(1.77)		(1.35)		.88		2.23	1.72	.53	2.59

Total from investment operations	(1.76)		(1.37)		.86		2.17	1.68	.44	2.57

Distributions from:
Net realized gain on investments	(.68)		(1.96)		(1.08)		—	—	—	—

Total distributions	(.68)		(1.96)		(1.08)		—	—	—	—

Net asset value, end of period	$9.29		$11.73		$15.06		$15.28	$13.11	$11.43	$10.99

Total return	(16.07	)%C	(10.64)%		5.68	%C	16.55%	14.70%	4.00%	30.52%
Ratios to Average Net Assets:D
Total expenses	2.22	%E	2.11%		2.17	%E	2.17%	2.13%	2.08%	2.20%
Expenses net of waivers, if any	1.95	%E	1.95%		1.95	%E	1.95%	1.95%	1.95%	1.95%
Expenses net of all reductions	1.95	%E	1.95%		1.95	%E	1.95%	1.95%	1.95%	1.95%
Net investment income (loss)	.11	%E	(.14)%		(.29	)%E	(.41)%	(.28)%	(.76)%	(.23)%
Supplemental Data:
Portfolio turnover rate	23.8	%C	39.1%		14.9	%C	18.2%	46.7%	42.2%	64.3%
Net assets, end of period (in thousands)	$46,483		$64,593		$91,974		$88,135	$76,061	$86,920	$69,732

A	For the period November 1, 2006 to March 31, 2007.
B	Computed using average daily shares outstanding.
C	Not annualized.
D

Total expenses reflects operating expenses prior to any contractual expense waivers and/or compensating balance credits. Expenses net of waivers reflects total expenses before compensating balance credits but net of any contractual expense waivers. Expenses net of all reductions reflects expenses less any compensating balance credits and/or contractual expense waivers.

E	Annualized.

See notes to financial statements.

Semi-Annual Report to Shareholders	17

Institutional Class:

	Six Months Ended September 30, 2008		Year Ended March 31, 2008		Period Ended March 31, 2007A		Years Ended October 31,
							2006	2005	2004	2003
	(Unaudited)
Net asset value, beginning of period	$12.72		$16.02		$16.12		$13.68	$11.82	$11.25	$8.52

Investment operations:
Net investment income	.07	B	.13	B	.05	B	.28	.06	.02	.02
Net realized and unrealized gain/(loss)	(1.94)		(1.47)		.93		2.16	1.80	.55	2.71

Total from investment operations	(1.87)		(1.34)		.98		2.44	1.86	.57	2.73

Distributions from:
Net realized gain on investments	(.68)		(1.96)		(1.08)		—	—	—	—
Total distributions	(.68)		(1.96)		(1.08)		—	—	—	—

Net asset value, end of period	$10.17		$12.72		$16.02		$16.12	$13.68	$11.82	$11.25

Total return	(15.67	)%C	(9.76)%		6.15	%C	17.84%	15.74%	5.07%	32.04%
Ratios to Average Net Assets:D
Total expenses	1.40	%E	1.32%		1.41	%E	1.09%	1.06%	1.02%	1.18%
Expenses net of waivers, if any	.95	%E	.95%		.95	%E	.95%	.95%	.95%	.96%
Expenses net of all reductions	.95	%E	.95%		.95	%E	.95%	.95%	.95%	.96%
Net investment income	1.12	%E	.87%		.70	%E	.65%	.62%	.20%	.56%
Supplemental Data:
Portfolio turnover rate	23.8	%C	39.1%		14.9	%C	18.2%	46.7%	42.2%	64.3%
Net assets, end of period (in thousands)	$3,694		$4,645		$4,283		$3,975	$10,517	$4,705	$1,538

See notes to financial statements.

18	Semi-Annual Report to Shareholders

Notes to Financial Statements

Legg Mason Classic Valuation Fund

(Unaudited)

1. Organization and Significant Accounting Policies:

Legg Mason Light Street Trust, Inc. (“Corporation”), consisting of the Classic Valuation Fund (“Classic Valuation” or “Fund”), is registered under the Investment Company Act of 1940, as amended (“1940 Act”), as an open-end, diversified investment company.

The Fund offers two classes of shares: Primary Class and Institutional Class. The income and expenses of the Fund are allocated proportionately to the two classes of shares based on daily net assets, except for Rule 12b-1 distribution and service fees, which are charged only on Primary Class shares. Transfer agent and shareholder servicing expenses are determined separately for each class.

Preparation of the financial statements in accordance with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates. The following is a summary of significant accounting policies followed by the Fund in the preparation of its financial statements:

Investment Valuation

The Fund’s securities are valued under policies approved by and under the general oversight of the Board of Directors. Effective April 1, 2008, the Fund adopted Statement of Financial Accounting Standards No. 157 (“FAS 157”). FAS 157 establishes a single definition of fair value, creates a three-tier hierarchy as a framework for measuring fair value based on inputs used to value the Fund’s investments, and requires additional disclosure about fair value. The hierarchy of inputs is summarized below.

•	Level 1 — quoted prices in active markets for identical investments

•	Level 2 — other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 — significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

Equity securities for which market quotations are available are valued at the last sale price or official closing price on the primary market or exchange on which they trade. Debt securities are valued at the last quoted bid prices provided by an independent pricing service that are based on transactions in debt obligations, quotations from bond dealers, market transactions in comparable securities and various other relationships between securities. Publicly traded foreign government debt securities are typically traded internationally in the over-the-counter market and are valued at the bid price as

Semi-Annual Report to Shareholders	19

of the close of business of that market. When prices are not readily available, or are determined not to reflect fair value, such as when the value of a security has been significantly affected by events after the close of the exchange or market on which the security is principally traded, but before the Fund calculates its net asset value, the Fund may value these securities at fair value as determined in accordance with the procedures approved by the Fund’s Board of Directors.

The following is a summary of the inputs used in valuing the Fund’s assets carried at fair value:

	September 30, 2008	Quoted Prices (Level 1)	Other Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)
Investments in Securities	$50,545,390	$50,251,608	$293,782	—
Other Financial Instruments*	—	—	—	—

Total	$50,545,390	$50,251,608	$293,782	—

*	Other financial instruments include options, futures, swaps and forward contracts.

Security Transactions

Security transactions are accounted for as of the trade date. Realized gains and losses from security transactions are reported on an identified cost basis for both financial reporting and federal income tax purposes.

For the six months ended September 30, 2008, security transactions (excluding short-term investments) were:

Purchases	Proceeds From Sales
$ 15,196,601	$24,494,820

Foreign Currency Translation

Assets and liabilities initially expressed in non-U.S. currencies are translated into U.S. dollars using currency exchange rates determined prior to the close of trading on the New York Stock Exchange, usually at 2:00 p.m. Eastern time. Purchases and sales of securities and income and expenses are translated into U.S. dollars at the prevailing market rates on the dates of such transactions. The effects of changes in non-U.S. currency exchange rates on investment securities and other assets and liabilities are included with the net realized and unrealized gain or loss on investment securities.

20	Semi-Annual Report to Shareholders

Notes to Financial Statements — Continued

Legg Mason Classic Valuation Fund — Continued

Repurchase Agreements

The Fund may enter into repurchase agreements with institutions that its investment adviser has determined are creditworthy. Each repurchase agreement is recorded at cost. Under the terms of a typical repurchase agreement, a fund takes possession of an underlying debt obligation subject to an obligation of the seller to repurchase, and of the fund to resell, the obligation at an agreed-upon price and time, thereby determining the yield during a fund’s holding period. When entering into repurchase agreements, it is the Fund’s policy that its custodian acting on the Fund’s behalf, or a third party custodian, take possession of the underlying collateral securities, the market value of which, at all times, at least equals the principal amount of the repurchase transaction, including accrued interest. To the extent that any repurchase transaction exceeds one business day, the value of the collateral is marked to market to ensure the adequacy of the collateral. If the counterparty defaults, the Fund generally has the right to use the collateral to satisfy the terms of the repurchase transaction. However, if the market value of the collateral declines during the period in which the Fund seeks to assert its rights or if bankruptcy proceedings are commenced with respect to the seller of the security, realization on the collateral by the Fund may be delayed or limited.

Compensating Balance Credits

The Fund has an arrangement with its custodian bank, whereby a portion of the custodian’s fee is paid indirectly by credits earned on the Fund’s cash on deposit with the bank. This deposit arrangement is an alternative to purchasing overnight investments.

Investment Income and Distributions to Shareholders

Interest income and expenses are recorded on the accrual basis. Bond premiums and discounts are amortized for financial reporting and federal income tax purposes. Dividend income is recorded on the ex-dividend date. Dividends from net investment income, if available, are determined at the class level and paid annually. Net capital gain distributions, which are calculated at the Fund level, are declared and paid annually in June, if available. An additional distribution may be made to the extent necessary, in order to comply with federal excise tax requirements. Distributions are determined in accordance with federal income tax regulations, which may differ from those determined in accordance with accounting principles generally accepted in the United States of America. Accordingly, periodic reclassifications are made within the Fund’s capital accounts to reflect income and gains available for distribution under federal income tax regulations.

Semi-Annual Report to Shareholders	21

Foreign Taxes

The Fund is subject to foreign income taxes imposed by certain countries in which it invests. Foreign income taxes are accrued by the Fund and withheld from dividend and interest income.

Other

In the normal course of business, the Fund enters into contracts that provide general indemnifications. The Fund’s maximum exposure under these arrangements is dependent upon claims that may be made against the Fund in the future and, therefore, cannot be estimated; however, based on experience, the risk of material loss from such claims is considered remote.

2. Federal Income Taxes:

It is the Fund’s policy to comply with the federal income and excise tax requirements of the Internal Revenue Code of 1986, as amended, applicable to regulated investment companies. Accordingly, the Fund intends to distribute substantially all of its taxable income and net realized gains, if any, to shareholders each year. Therefore, no federal income tax provision is required in the Fund’s financial statements.

Management has analyzed the Fund’s tax positions taken on federal income tax returns for all open tax years and has concluded that as of September 30, 2008, no provision for income tax would be required in the Fund’s financial statements. The Fund’s federal and state income and federal excise tax returns for tax years for which the applicable statutes of limitations have not expired are subject to examination by the Internal Revenue Service and state departments of revenue.

The amount and character of tax-basis distributions and composition of net assets are finalized at fiscal year-end; accordingly, tax basis balances have not been determined as of September 30, 2008.

3. Transactions With Affiliates:

The Fund has a management agreement with Legg Mason Fund Adviser, Inc. (“LMFA”). LMFA provides the Fund with management and administrative services for which the Fund pays a fee, calculated daily and payable monthly, at annual rates of the Fund’s average daily net assets. The annual management fee rates are provided in the chart below:

Management Fee	Asset Breakpoint
0.75%	up to $1 billion
0.65%	in excess of $1 billion

22	Semi-Annual Report to Shareholders

Notes to Financial Statements — Continued

Legg Mason Classic Valuation Fund — Continued

Under the terms of a fee waiver and expense cap agreement, Legg Mason has contractually agreed, until July 31, 2009, to waive their fees and reimburse the Fund to the extent the Fund’s expenses (exclusive of taxes, interest, brokerage and extraordinary expenses), exceed during that month the annual rates of 1.95% for the Primary Class and 0.95% for the Institutional Class.

Brandywine Global Investment Management, LLC (“Brandywine Global”) serves as investment adviser to the Fund and is responsible for the actual investment activity of the Fund. LMFA (not the Fund) pays Brandywine Global a fee computed daily and payable monthly, at an annual rate of 60% of the fee LMFA receives from the Fund. Fees paid to Brandywine Global are net of any waivers.

Legg Mason Investor Services, LLC (“LMIS”), serves as the Fund’s distributor. LMIS receives an annual distribution fee and an annual service fee, computed daily and payable monthly as follows:

	Distribution Fee	Service Fee
Primary Class	0.75%	0.25%

For the six months ended September 30, 2008 LMFA waived fees in the amount of $92,285. Any amounts waived or reimbursed in a particular fiscal year will be subject to repayment by the Fund to LMFA, to the extent that from time to time during the next three fiscal years the repayment will not cause the Fund’s expenses to exceed the limit set forth by LMFA. Pursuant to this agreement, at September 30, 2008 management and distribution and service fee waivers or reimbursements in the amount of $534,126 remain subject to repayment by the Fund.

LMFA, LMIS and Brandywine Global are wholly owned subsidiaries of Legg Mason, Inc.

Under a Deferred Compensation Plan (the “Plan”), directors may elect to defer receipt of all or a specified portion of their compensation. A participating director may select one or more funds in which his or her deferred director’s fees will be deemed to be invested. Deferred amounts remain in the fund until distributed in accordance with the Plan.

Semi-Annual Report to Shareholders	23

4. Line of Credit:

The Fund, along with certain other Legg Mason Funds, participates in a $400 million line of credit (“Credit Agreement”) to be used for temporary or emergency purposes. Pursuant to the Credit Agreement, each participating fund is liable only for principal and interest payments related to borrowings made by that fund. Borrowings under the Credit Agreement bear interest at a rate equal to the prevailing federal funds rate plus the federal funds rate margin. The Fund did not utilize the line of credit during the six months ended September 30, 2008.

5. Fund Share Transactions:

At September 30, 2008, there were 100,000,000 shares authorized at $.001 par value for each of the Primary and Institutional Classes of the Fund. Share transactions were as follows:

	Six Months Ended September 30, 2008		Year Ended March 31, 2008
	Shares	Amount	Shares	Amount
Primary Class
Shares sold	415,531	$4,808,156	774,057	$11,170,035
Shares issued on reinvestment	315,951	3,579,732	802,108	11,085,098
Shares repurchased	(1,234,661)	(13,771,871)	(2,176,269)	(29,681,295)

Net Decrease	(503,179)	$(5,383,983)	(600,104)	$(7,426,162)

Institutional Class
Shares sold	97,531	$1,223,524	155,420	$2,251,995
Shares issued on reinvestment	20,605	254,675	40,472	593,874
Shares repurchased	(120,165)	(1,454,513)	(98,049)	(1,364,488)

Net Increase (Decrease)	(2,029)	$23,686	97,843	$1,481,381

6. Recent Accounting Pronouncements

In March 2008, the Financial Accounting Standards Board issued Statement of Financial Accounting Standards No. 161, Disclosures about Derivative Instruments and Hedging Activities (“FAS 161”). FAS 161 is effective for fiscal years and interim periods beginning after November 15, 2008. FAS 161 requires enhanced disclosures about a fund’s derivative and hedging activities, including how such activities are accounted for and their effect on a fund’s financial position, performance and cash flows.

24	Semi-Annual Report to Shareholders

Notes to Financial Statements — Continued

Legg Mason Classic Valuation Fund — Continued

The Fund’s investment policies do not permit the Fund to engage in derivative transactions. Unless the Fund’s investment policies change and the Fund begins engaging in derivative transactions, FAS 161 will have no impact on the Fund’s disclosures.

Fund Information

Investment Manager

Legg Mason Fund Adviser, Inc.

Baltimore, MD

Investment Adviser

Brandywine Global Investment Management, LLC

Philadelphia, PA

Board of Directors

John F. Curley, Jr., Chairman

Mark R. Fetting, President

Dr. Ruby P. Hearn

Arnold L. Lehman

Robin J.W. Masters

Dr. Jill E. McGovern

Arthur S. Mehlman

G. Peter O’Brien

S. Ford Rowan

Robert M. Tarola

Officers

Marie K. Karpinski, Vice President and Chief Financial Officer

Gregory T. Merz, Vice President and Chief Legal Officer

Ted P. Becker, Vice President and Chief Compliance Officer

Wm. Shane Hughes, Treasurer

Susan C. Curry, Assistant Treasurer

William S. Kirby, Assistant Treasurer

Richard M. Wachterman, Secretary

Peter J. Ciliberti, Assistant Secretary

Transfer and Shareholder Servicing Agent

Boston Financial Data Services

Braintree, MA

Custodian

State Street Bank & Trust Company

Boston, MA

Counsel

K&L Gates LLP

Washington, DC

Independent Registered Public Accounting Firm

PricewaterhouseCoopers LLP

Baltimore, MD

About the Legg Mason Funds

Equity Funds

American Leading Companies Trust

Classic Valuation Fund

Growth Trust

Special Investment Trust

U.S. Small-Capitalization Value Trust

Value Trust

Specialty Fund

Opportunity Trust

Global Funds

Emerging Markets Trust

International Equity Trust

Taxable Bond Funds

Investment Grade Income Portfolio

Limited Duration Bond Portfolio

Tax-Free Bond Fund

Maryland Tax-Free Income Trust

Legg Mason, Inc., based in Baltimore, Maryland, has built its reputation, at least in part, on the success of the Legg Mason Funds, introduced in 1979. The primary purpose of our funds is to enable investors to diversify their portfolios across various asset classes and, consequently, enjoy the stability and growth prospects generally associated with diversification.

The success of our funds is contingent on the experience, discipline, and acumen of our fund managers. We believe the quality of our managers is crucial to investment success. Unlike many firms, which focus on a particular asset class or the fluctuations of the market, at Legg Mason we focus on providing a collection of top-notch managers in all the major asset classes.

Information about the policies and procedures that the Fund uses to determine how to vote proxies relating to its portfolio securities is contained in the Statement of Additional Information, available without charge upon request by calling 1-800-822-5544 or on the Securities and Exchange Commission’s (“SEC”) website (http://www.sec.gov). Information regarding how the Fund voted proxies relating to portfolio securities during the most recent twelve-month period ended June 30 is also available on the SEC’s website or through the Legg Mason Funds’ website at www.leggmason.com/individualinvestors.

The Fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. You may obtain a free copy of the Fund’s portfolio holdings, as filed on Form N-Q, by contacting the Fund at the appropriate phone number, address or website listed below. Additionally, the Fund’s Form N-Q is available on the SEC’s website or may be reviewed and copied at the SEC’s Public Reference Room in Washington, D.C. Information about the operation of the Public Reference Room can be obtained by calling 1-800-SEC-0330.

This report must be preceded or accompanied by a free prospectus. Investors should consider a Fund’s investment objectives, risks, charges, and expenses carefully before investing. The prospectus contains this and other important information about the Fund. For a free prospectus for this or any other Legg Mason Fund, visit www.leggmason.com/individualinvestors. Please read the prospectus carefully before investing.

Legg Mason Funds	Legg Mason Investor Services — Institutional
For Primary Class Shareholders	For R, FI and I Class Shareholders
c/o BFDS P.O. Box 55214	c/o BFDS P.O. Box 8037
Boston, MA 02205-8504	Boston, MA 02206-8037
800-822-5544	888-425-6432
www.leggmason.com/individualinvestors	www.lminstitutionalfunds.com

Legg Mason Investor Services, LLC, Distributor A Legg Mason, Inc. subsidiary

LMF-233/S (11/08) TN08-3396

Item 2.	Code of Ethics.

Not applicable for semiannual reports.

Item 3.	Audit Committee Financial Expert.

Not applicable for semiannual reports.

Item 4.	Principal Accountant Fees and Services.

Not applicable for semiannual reports.

Item 5.	Audit Committee of Listed Registrants.

The Registrant is not a listed issuer as defined in Rule 10A-3 under the Securities Exchange Act of 1934.

Item 6.	Schedule of Investments

The schedule of investments in securities of unaffiliated issuers is included as part of the report to shareholders filed under Item 1 of this Form.

Item 7.	Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable.

Item 8.	Portfolio Managers of Closed-End Management Investment Companies.

Not applicable.

Item 9.	Purchases of Equity Securities by Closed-End Management Investment Companies and Affiliated Purchasers.

Not applicable.

Item 10.	Submission of Matters to a Vote of Security Holders.

Not applicable.

Item 11.	Controls and Procedures.

(a) The Registrant’s principal executive and principal financial officers have concluded, based on their evaluation of the effectiveness of the design and operation of the Registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940) as of a date within 90 days of the filing date of this report that the Registrant’s disclosure controls and procedures are effective, and that the disclosure controls and procedures are reasonably designed to ensure that (1) the information required to be disclosed by the Registrant on Form N-CSR is recorded, processed, summarized and reported within the time periods specified in the SEC’s rules and forms and (2) that information required to be disclosed is properly communicated to the Registrant’s management, including its principal executive and principal financial officers, as appropriate, to allow timely decisions regarding the required disclosures.

(b) There were no changes in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) during the Registrant’s second fiscal quarter of the period covered by this report that have materially affected, or are reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 12.	Exhibits.

(a) (1) Not applicable for semiannual reports.

(a) (2) Separate certifications for the Registrant’s principal executive officer and principal financial officer are attached.

(a) (3) Not applicable.

(b) Separate certifications for the Registrant’s principal executive officer and principal financial officer are attached.

The certifications provided pursuant to Rule 30a-2(b) of the Investment Company Act of 1940 and Section 906 of the Sarbanes-Oxley Act are not deemed “filed” for purposes of Section 18 of the Securities Exchange Act of 1934 (“Exchange Act”), or otherwise subject to the liability of that section. Such certifications will not be deemed to be incorporated by reference into any filing under the Securities Act of 1933 or the Exchange Act, except to the extent that the Registrant specifically incorporates them by reference.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Legg Mason Light Street Trust, Inc.

/s/ Mark R. Fetting
Mark R. Fetting
President, Legg Mason Light Street Trust, Inc.

Date: November 24, 2008

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

/s/ Mark R. Fetting
Mark R. Fetting
President, Legg Mason Light Street Trust, Inc.

Date: November 24, 2008

/s/ Marie K. Karpinski
Marie K. Karpinski
Vice President and Chief Financial Officer, Legg Mason Light Street Trust, Inc.

Date: November 24, 2008